Note 2. Balance Sheet Data	12 Months Ended
Dec. 31, 2015
Notes
Note 2. Balance Sheet Data

Note 2.            Balance Sheet Data

Property and equipment:

	2015	2014
Buildings and leasehold improvements	$476,603	$452,362
Equipment	1,162,779	2,280,636
Equipment - idle	213,429	0
Furniture, fixtures and computers	55,383	57,503
	1,908,194	2,790,501
Less accumulated depreciation	1,415,218	1,791,649
Totals	$492,976	$998,852

Deferred costs:

Between October 2012 and July 2015, the Company engaged five separate firms to provide various consulting services to the Company, primarily financial consulting and public relations.  The payment for these services was paid in stock, stock warrants and cash.  During this time period, the Company issued 650,000 unregistered shares of the Company’s stock and 650,000 warrants to purchase the Company’s stock at an average price of $1.38.  The value of stock issued was determined based on the trading price of the shares on the commitment date of the agreement and the warrants were valued using the Black Scholes valuation model as of the commitment date.  The total value assigned to these agreements was $1,634,900 which is being amortized over the life of the respective consulting contracts.  The contractual maturity dates of these agreements range from March 2014 through July 2016, of which, certain agreements were terminated early.  The early termination of the agreements resulted in accelerated amortization of the expense in the period the contract was terminated.

Total expense related to these agreements for the years ended December 31, 2015 and 2014 was $728,500 and $446,800 of which $85,000 and $35,000 was payable in cash.

The following is a summary of Deferred costs – stock and warrants issued for services as of December 31:

	2015	2014
Deferred costs - Financial Genetics, LLC, less accumulated amortization (2015 - $45,833)	$54,167	$0

Deferred costs - Strategic Asset Management, Inc., less accumulated amortization (2015 - $1,011,500; 2014 - $886,249)	0	125,251

Deferred costs - Dynasty Wealth, Inc., less accumulated amortization (2015 - $460,700; 2014 - $134,371)	0	326,329

Deferred costs - Global IR Group, Inc., less accumulated amortization (2015 - $165,000; 2014 - $18,792)	0	146,208
	$54,167	$597,788

Accrued liabilities:

	2015	2014
Accrued payroll and employee benefits	$95,125	$157,456
Deferred compensation payable	160,670	124,306
Interest payable	63,830	38,445
	$319,625	$320,207